Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Consolidated Balance Sheets
Common shares, Par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, Authorized shares	500,000,000	500,000,000
Common shares, Issued shares	45,962,376	44,902,416
Common shares, Outstanding shares	44,815,626	44,596,416